PREPAID LAND USE RIGHTS (Schedule of Land Use Rights, Net) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
PREPAID LAND USE RIGHTS [Abstract]
Prepaid land use rights, cost	$ 30,086,477	$ 30,086,477
Less: Accumulated amortization	(2,201,737)	(1,539,060)
Prepaid land use rights, net	$ 27,884,740	$ 28,547,417